Common Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Common Stock Warrants
Note 11 - Common Stock Warrants

Amendment of Common Stock Warrants (2013)

On June 28, 2013, the Company extended a total of 190,289 previously granted common stock warrants issued amongst a total of ten former investors, with an exercise price of $0.50 for approximately an additional 25 days from their expiration. All other terms remained the same as originally issued. These modified warrants are fully vested and expired on July 23, 2013. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 32% and a call option value of $0.4200, was $79,923. The value immediately preceding the modification was $-0- due to their expiration. As a result, the entire $79,923 was recognized as a deemed dividend on June 28, 2013.

Common Stock Warrants Granted (2013)

On September 25, 2013, the Company granted common stock warrants to an independent contractor to purchase a total of 300,000 shares of common stock at $0.96 per share for consulting services. The warrants vest monthly in 50,000 increments over six months commencing on October 1, 2013. The warrants are exercisable over three (3) years from October 1, 2013. In accordance with Accounting Standards Codification (“ASC”) 505-50, non-employee stock based compensation awards are re-measured at each period. The fair value of the 300,000 common stock warrants using the Black-Scholes option-pricing model is $121,212, or $0.4040 per share as of September 30, 2013, based on a volatility rate of 104%, a risk-free interest rate of 0.63% and an expected term of 3 years.

On March 11, 2013, the Company sold warrants to purchase 10,000 shares of common stock at $0.75 per share over a one year period from the date of sale, in exchange for total proceeds of $5,000 in conjunction with the sale of 10,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 20, 2013, the Company sold warrants to purchase 5,000 shares of common stock at $0.75 per share over a one year period from the date of sale, in exchange for total proceeds of $2,500 in conjunction with the sale of 5,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 20, 2013, the Company sold warrants to purchase 20,000 shares of common stock at $0.75 per share over a one year period from the date of sale, in exchange for total proceeds of $10,000 in conjunction with the sale of 20,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 14, 2013, the Company sold warrants to purchase 60,000 shares of common stock at $0.75 per share over a one year period from the date of sale, in exchange for total proceeds of $30,000 in conjunction with the sale of 60,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 30, 2013, the Company sold warrants to purchase 15,000 shares of common stock at $0.75 per share over a one year period from the date of sale, in exchange for total proceeds of $7,500 in conjunction with the sale of 15,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Warrants Granted (2012)

On September 28, 2012, the Company granted common stock warrants to the Company’s CEO pursuant to the commencement of an employment agreement to purchase a total of 105,000 shares of common stock at $1.45 per share for his services as an Officer. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vested on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. The fair value of the 105,000 common stock warrants using the Black-Scholes option-pricing model is $74,798, or $0.7315 per share, based on a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants.

On September 28, 2012, the Company granted common stock warrants to the Company’s Chairman of the Board of Directors pursuant to the commencement of an employment agreement to purchase a total of 105,000 shares of common stock at $1.45 per share for his services as the Chairman of the Board. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vested on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. The fair value of the 105,000 common stock warrants using the Black-Scholes option-pricing model is $74,798, or $0.7315 per share, based on a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants.

On September 28, 2012, the Company granted 50,000 common stock warrants to each of nine directors to purchase a total of 450,000 shares of common stock at $1.45 per share over a seven year period from the grant date for their services as directors. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vested on June 15, 2013. The total fair value of the 450,000 common stock warrants using the Black-Scholes option-pricing model is $320,564, or $0.7315 per share, based on a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants.

On September 28, 2012, the Company granted 70,000 common stock warrants to each of three directors to purchase a total of 210,000 shares of common stock at $1.45 per share for services provided above and beyond their services as directors. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vested on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. In accordance with Accounting Standards Codification (“ASC”) 505-50, non-employee stock based compensation awards are re-measured at each period. The total fair value of the 210,000 common stock warrants using the Black-Scholes option-pricing model is $153,615, or $0.7315 per share as of September 30, 2012, based on a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years.

On September 28, 2012, the Company granted common stock warrants to one of the directors to purchase 70,000 shares of common stock at $1.45 per share for services provided above and beyond their services as a director. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vested on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. The total fair value of the 70,000 common stock warrants using the Black-Scholes option-pricing model is $49,865, or $0.7315 per share, based on a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants.

On August 9, 2012, the Company sold warrants to purchase 10,000 shares of common stock at $0.50 per share over a one year period from the date of sale, in exchange for total proceeds of $3,500 in conjunction with the sale of 10,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On August 9, 2012, the Company sold warrants to purchase another 10,000 shares of common stock at $0.50 per share over a one year period from the date of sale, in exchange for total proceeds of $3,500 in conjunction with the sale of 10,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On July 23, 2012, the Company sold warrants to purchase 3,000 shares of common stock at $0.50 per share over a one year period from the date of sale, in exchange for total proceeds of $1,050 in conjunction with the sale of 3,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On July 16, 2012, the Company sold warrants to purchase 14,285 shares of common stock at $0.50 per share over a one year period from the date of sale, in exchange for total proceeds of $5,000 in conjunction with the sale of 14,285 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 11, 2012 the Company sold warrants to purchase a total of 160,004 shares of common stock at $0.50 per share over a one year period from the date of sale, in exchange for total proceeds of $56,000 in conjunction with the sale of 160,004 shares of common stock to a total of seven independent investors. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 8, 2012 the Company sold warrants to purchase 6,000 shares of common stock at $0.50 per share over a one year period from the date of sale, in exchange for proceeds of $2,100 in conjunction with the sale of 6,000 shares of common stock to an independent investor. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Warrants Granted (2011)

On February 28, 2011, the Company granted warrants to purchase a total of 723,200 shares of common stock at $0.10 per share over a two year period from the date the Company begins trading on a public stock exchange, which occurred on August 1, 2012, in exchange for total proceeds of $72,320 in conjunction with the sale of 723,200 shares of common stock to a total of eighty five independent investors. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the 723,200 common stock warrants using the Black-Scholes option-pricing model is $1,121, or $0.00155 per share, based on a 105% volatility, risk-free interest rate of 3.27% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $506.

Common Stock Warrants Granted (2010)

On June 21, 2010, the Company issued warrants to purchase 17,000,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 in conjunction with the sale of 3,000,000 founder’s shares of common stock to the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the warrants using the Black-Scholes option-pricing model is $3,910, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $1,530.

On June 21, 2010, the Company issued warrants to purchase 17,000,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 in conjunction with the sale of 3,000,000 founder’s shares of common stock to the Company’s Chairman of the Board. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the warrants using the Black-Scholes option-pricing model is $3,910, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $1,530.

On June 21, 2010, the Company issued warrants to purchase 2,500,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance to the Company’s securities attorney, as an offering cost for the sale of a total of 10,000,000 founder’s shares of common stock to the Company’s officers and directors. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the warrants using the Black-Scholes option-pricing model is $575, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $225. These warrants were subsequently amended on June 30, 2012 to be exercisable on a cashless basis. All other terms remain unchanged.

The Company recognized a total of $233,727, and $7,232 of compensation expense during the nine months ended September 30, 2013 and 2012, respectively, on common stock warrants issued to employees and directors that were amortized over the implied service term, or vesting period, of the warrants. These warrants were fully amortized as of September 30, 2013.

In addition, the Company recognized a total of $25,317, and $2,496 of compensation expense during the nine months ended September 30, 2013 and 2012, respectively, on common stock warrants issued to directors acting in their capacity as non-employees or directors. In accordance with Accounting Standards Codification (“ASC”) 505-50, non-employee stock based compensation awards are re-measured each period; accordingly there is no unamortized balance of these warrants.

The Company also recognized a total of $3,860, and $-0- of compensation expense during the nine months ended September 30, 2013 and 2012, respectively, on common stock warrants issued to independent contractors acting in their capacity as Non-Employees. In accordance with Accounting Standards Codification (“ASC”) 505-50, non-employee stock based compensation awards are re-measured each period; accordingly there is no unamortized balance of these warrants.

Common Stock Warrants Cancelled

No warrants were cancelled during the nine months ended September 30, 2013 and 2012.

Common Stock Warrants Expired

A total of 169,289 and -0- warrants expired during the nine months ended September 30, 2013 and 2012, respectively.

Common Stock Warrants Exercised

On various dates between July 2, 2013 and July 25, 2013, the Company issued a total of 61,000 shares of its common stock pursuant to warrant exercises at $0.50 per share amongst eight investors in exchange for total proceeds of $30,500.

On various dates between July 6, 2013 and July 25, 2013, the Company issued a total of 161,200 shares of its common stock pursuant to warrant exercises at $0.10 per share amongst twenty one investors in exchange for total proceeds of $16,120.

On June 27, 2013, two warrant holders elected to exercise warrants consisting of a total of 20,000 shares of its common stock pursuant to unit offerings previously sold on February 28, 2011 in exchange for total proceeds of $2,000. The shares were subsequently issued on July 19, 2013, as such, the proceeds were presented as a subscriptions payable at June 30, 2013.

On June 21, 2013, a total of seven warrant holders elected to exercise warrants consisting of a total of 35,000 shares of its common stock pursuant to unit offerings previously sold on February 28, 2011 in exchange for total proceeds of $3,500. The shares were subsequently issued on July 3, 2013, as such, the proceeds were presented as a subscriptions payable at June 30, 2013.

On March 11, 2013, there were 10,000 common stock warrants exercised in exchange for proceeds of $1,000.

A total of 710,000 and -0- common stock warrants were exercised during the year ended December 31, 2012 and 2011, respectively. The exercises resulted in the issuance of a total of 709,990 shares of common stock, including 40,000 shares that were subsequently issued on October 16, 2012 and total proceeds of $46,000 during the year ended December 31, 2012.

The following is a summary of information about the Common Stock Warrants outstanding at September 30, 2013.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Range of	Shares Underlying	Weighted Average Remaining	Weighted Average	Shares Underlying	Weighted Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.00001 – $1.45	39,640,000	6.61 years	$0.1177	39,340,000	$0.1112

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	September 30,	December 31,
	2013	2012

Average risk-free interest rates	0.63%	3.27%
Average expected life (in years)	3.0	5.0

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s common stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock warrants. During the nine months ended September 30, 2013 and 2012, there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock during the period from May 10, 2010 (inception) to December 31, 2010 was approximately $0.00001 per warrant, and approximately $0.10 per warrant granted during the year ended December 31, 2011, the weighted average fair value of warrants granted during the year ended December 31, 2012 was $1.38 per warrant, and the weighted average fair value of warrants granted during the nine months ended September 30, 2013 was $0.9037 per warrant.

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2011	37,223,200	$0.00195
Warrants expired	-	-
Warrants granted	3,183,289	1.38054
Warrants exercised	(720,000)	(0.06528)
Balance, December 31, 2012	39,686,489	$0.11138
Warrants expired	(169,289)	(0.4362)
Warrants granted	410,000	0.9037
Warrants exercised	(287,200)	(0.1850)
Balance, September 30, 2013	39,640,000	$0.1177

Exercisable, September 30, 2013	39,640,000	$0.1177

The Company recognized a total of $262,904 and $9,728 of stock based compensation on common stock warrants for the nine months ended September 30, 2013 and 2012, respectively, in addition to $79,923 that was recognized as a deemed dividend on June 28, 2013 pursuant to the extension of a total of 190,289 previously granted common stock warrants issued amongst ten former investors, with an exercise price of $0.50 for approximately an additional 25 days from their expiration.

Common Stock Warrants Granted (2012)

On December 31, 2012, the Company sold warrants to purchase 40,000 shares of common stock at $0.75 per share over a one year period from the date of sale, in exchange for total proceeds of $20,000 in conjunction with the sale of 40,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On October 1, 2012, the Company granted 1,000,000 common stock warrants to each of two Directors to purchase a total of 2,000,000 shares of common stock at $1.45 per share for services provided above and beyond their services as Directors. The warrants are fully vested, and are exercisable over seven (7) years from the date of grant. The total fair value of the 2,000,000 common stock warrants using the Black-Scholes option-pricing model is $1,321,496, or $0.6608 per share, based on a volatility rate of 100%, a risk-free interest rate of 0.39% and an expected term of 3.50 years, and was expensed as professional fee expense during the year ended December 31, 2012.

On September 28, 2012, the Company granted common stock warrants to the Company’s CEO pursuant to the commencement of an employment agreement to purchase a total of 105,000 shares of common stock at $1.45 per share for his services as an Officer. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vest on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. The fair value of the 105,000 common stock warrants using the Black-Scholes option-pricing model is $74,798, or $0.7315 per share, based on a 76% discount using a 24% probability that the triggering event would be satisfied, a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized $6,773 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2012 and 2011, respectively.

On September 28, 2012, the Company granted common stock warrants to the Company’s Chairman of the Board of Directors pursuant to the commencement of an employment agreement to purchase a total of 105,000 shares of common stock at $1.45 per share for his services as the Chairman of the Board. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vest on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. The fair value of the 105,000 common stock warrants using the Black-Scholes option-pricing model is $74,798, or $0.7315 per share, based on a 76% discount using a 24% probability that the triggering event would be satisfied, a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized $6,773 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2012 and 2011, respectively.

On September 28, 2012, the Company granted 50,000 common stock warrants to each of nine Directors to purchase a total of 450,000 shares of common stock at $1.45 per share over a seven year period from the grant date for their services as Directors. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vest on June 15, 2013. The total fair value of the 450,000 common stock warrants using the Black-Scholes option-pricing model is $320,564, or $0.7315 per share, based on a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized a total of $117,889 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2012 and 2011, respectively.

On September 28, 2012, the Company granted 70,000 common stock warrants to each of three Directors to purchase a total of 210,000 shares of common stock at $1.45 per share for services provided above and beyond their services as Directors. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vest on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. In accordance with Accounting Standards Codification (“ASC”) 505-50, non-employee stock based compensation awards are re-measured at each period. The total fair value of the 210,000 common stock warrants using the Black-Scholes option-pricing model is $133,788, or $0.6371 per share as of December 31, 2012, based on a 76% discount using a 24% probability that the triggering event would be satisfied, a volatility rate of 88%, a risk-free interest rate of 1.18% and an expected term of 7 years. The Company recognized a total of $11,811 and $-0- of professional fee expense during the years ended December 31, 2012 and 2011, respectively.

On September 28, 2012, the Company granted common stock warrants to one of the Directors to purchase 70,000 shares of common stock at $1.45 per share for services provided above and beyond their services as Directors. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vest on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. The total fair value of the 70,000 common stock warrants using the Black-Scholes option-pricing model is $49,865, or $0.7315 per share, based on a 76% discount using a 24% probability that the triggering event would be satisfied, a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized $4,515 and $-0- of professional fee expense during the years ended December 31, 2012 and 2011, respectively.

On August 15, 2012, the Company sold warrants to purchase 3,000 shares of common stock at $0.50 per share over a one year period from the date of sale, in exchange for total proceeds of $1,050 in conjunction with the sale of 3,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On August 9, 2012, the Company sold warrants to purchase 10,000 shares of common stock at $0.50 per share over a one year period from the date of sale, in exchange for total proceeds of $3,500 in conjunction with the sale of 10,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On August 9, 2012, the Company sold warrants to purchase another 10,000 shares of common stock at $0.50 per share over a one year period from the date of sale, in exchange for total proceeds of $3,500 in conjunction with the sale of 10,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On July 16, 2012, the Company sold warrants to purchase 14,285 shares of common stock at $0.50 per share over a one year period from the date of sale, in exchange for total proceeds of $5,000 in conjunction with the sale of 14,285 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 11, 2012 the Company sold warrants to purchase a total of 160,004 shares of common stock at $0.50 per share over a one year period from the date of sale, in exchange for total proceeds of $56,000 in conjunction with the sale of 160,004 shares of common stock to a total of seven independent investors. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 8, 2012 the Company sold warrants to purchase 6,000 shares of common stock at $0.50 per share over a one year period from the date of sale, in exchange for proceeds of $2,100 in conjunction with the sale of 6,000 shares of common stock to an independent investor. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Warrants Granted (2011)

On February 28, 2011 the Company granted warrants to purchase a total of 723,200 shares of common stock at $0.10 per share over a two year period beginning one year from the date the Company begins trading on a public stock exchange, in exchange for total proceeds of $72,320 in conjunction with the sale of 723,200 shares of common stock to a total of eighty five independent investors. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the 723,200 common stock warrants using the Black-Scholes option-pricing model is $1,121, or $0.00155 per share, based on a 105% volatility, risk-free interest rate of 3.27% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $506.

Common Stock Warrants Granted (2010)

On June 21, 2010 the Company issued warrants to purchase 17,000,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 in conjunction with the sale of 3,000,000 founder’s shares of common stock to the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the warrants using the Black-Scholes option-pricing model is $3,910, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $1,530.

On June 21, 2010 the Company issued warrants to purchase 17,000,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 in conjunction with the sale of 3,000,000 founder’s shares of common stock to the Company’s Chairman of the Board. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the warrants using the Black-Scholes option-pricing model is $3,910, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $1,530.

On June 21, 2010 the Company issued warrants to purchase 2,500,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance to the Company’s securities attorney, as an offering cost for the sale of a total of 10,000,000 founder’s shares of common stock to the Company’s Officers and Directors. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the warrants using the Black-Scholes option-pricing model is $575, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $225.

Common Stock Warrants Cancelled

No warrants were cancelled during the years ended December 31, 2012 and 2011.

Common Stock Warrants Expired

No warrants expired during the years ended December 31, 2012 and 2011.

Common Stock Warrants Exercised

A total of 720,000 warrants were exercised during the year ended December 31, 2012 in exchange for total proceeds of $47,000. No warrants were exercised during the year ended December 31, 2011.

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2012.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Range of Exercise	Shares Underlying Warrants	Weighted Average Remaining Contractual	Weighted Average Exercise	Shares Underlying Warrants	Weighted Average Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.00001 – $1.45	39,686,489	7.3 years	$0.00195	38,746,489	$0.07891

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2011.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Range of Exercise	Shares Underlying Warrants	Weighted Average Remaining Contractual	Weighted Average Exercise	Shares Underlying Warrants	Weighted Average Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.00001 – $1.10	37,223,200	8.3 years	$0.00195	36,500,000	$0.00001

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.63%	3.27%
Average expected life (in years)	2.9	5.0

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s common stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock warrants. During the years ended December 31, 2012 and 2011 there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock was approximately $0.42409 and $0.00155 per warrant granted during the years ended December 31, 2012 and 2011, respectively.

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2010	36,500,000	$0.00001
Warrants cancelled	-	-
Warrants granted	723,200	0.10
Warrants exercised	-	-
Balance, December 31, 2011	37,223,200	$0.00195
Warrants cancelled	-	-
Warrants granted	3,183,289	1.38054
Warrants exercised	(720,000)	(0.06528)
Balance, December 31, 2012	39,686,489	$0.11138

Exercisable, December 31, 2012	38,746,489	$0.07891